                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 3/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 MUNICIPAL BONDS - 98.9% (e)

 Arizona - 2.3%

 5,680,000

 Arizona Department of Transportation State Highway Fund Revenue, 5.0%, 7/1/30

 $

 6,778,682

 10,000,000

 City of Mesa Arizona Utility System Revenue, 3.25%, 7/1/29

 10,041,600

 8,000,000

 City of Phoenix Arizona, 5.0%, 7/1/27 (f)

 9,727,200

 1,000,000

 Maricopa County Pollution Control Corp., Southern California Ed Co-A, 5.0%, 6/1/35

 1,089,170

 19,000

 The Industrial Development Authority of the County of Pima, Ariz Charter Schools Project-Series C, 6.75%, 7/1/31

 19,051

 500,000

 The Industrial Development Authority of the County of Pima, Paradise Ed Center Project, 6.1%, 6/1/45

 551,800

 $

 28,207,503

 California - 9.8%

 10,000,000

 Alameda Corridor Transportation Authority, 10/1/31 (NATL Insured) (c)

 $

 5,728,000

 2,260,000

 Anaheim Public Financing Authority, 9/1/22 (AGM Insured) (c)

 1,956,143

 12,595,000

 Anaheim Public Financing Authority, 9/1/36 (AGM Insured) (c)

 5,379,199

 28,600,000

 California County California Tobacco Securitization Corp., 6/1/46

 3,774,914

 20,000,000

 California County Tobacco Securitization Agency, Cap Apprec., Stanislaus-Sub A, 6/1/46 (c)

 2,893,000

 3,115,000

 California County Tobacco Securitization Agency, Cap Apprec-Asset-Backed-Gold Country, 6/1/33 (c)

 1,231,889

 6,400,000

 California Educational Facilities Authority, Stanford University, Series U6, 5.0%, 5/1/45

 8,243,072

 3,575,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 4,055,266

 4,000,000

 California Statewide Communities Development Authority, Insured-Enloe Medical Center, 5.75%, 8/15/38 (CAMTG INS Insured)

 4,261,120

 10,000,000

 California Statewide Communities Development Authority, Insured-St Joseph-B, 5.75%, 7/1/47 (FGIC Insured)

 10,597,500

 5,000,000

 City of San Francisco California Public Utilities Commission Water Revenue, 4.0%, 11/1/33

 5,253,700

 7,000,000

 City of San Francisco California Public Utilities Commission Water Revenue, 4.0%, 11/1/34

 7,319,690

 5,000,000

 Coast California Community Clearing District, 5.0%, 8/1/31

 5,990,850

 2,100,000

 Fresno Joint Powers Financing Authority, Exhibit Hall Expansion Project, 4.75%, 9/1/28 (AMBAC Insured)

 2,071,713

 15,000,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 14,712,150

 3,000,000

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,695,070

 10,000,000

 Los Angeles County Metropolitan Transportation Authority, 5.0%, 7/1/30

 12,106,800

 2,180,000

 Pomona Unified School District, 6.55%, 8/1/29 (NATL Insured) (f)

 2,802,368

 3,000,000

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,205,530

 1,500,000

 San Jose Evergreen Community College District, 5.0%, 8/1/41 (f)

 1,699,185

 1,500,000

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29 (Pre-Refunded)

 1,696,485

 1,405,000

 Santa Maria Joint Union High School District, Cap-Aprec. Election 2004, 8/1/27 (NATL Insured) (c)(f)

 1,019,215

 3,750,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 3,749,738

 1,125,000

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 1,117,339

 6,895,000

 Yuba Community College District, 3.0%, 8/1/32 (f)

 6,615,270

 $

 121,175,206

 Colorado - 0.6%

 2,500,000

 Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/26

 $

 2,770,325

 1,250,000

 Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/34

 1,384,250

 1,000,000

 Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/41

 1,104,470

 2,000,000

 Regional Transportation District, Denver Trans. Partners, 6.5%, 1/15/30

 2,247,620

 $

 7,506,665

 Connecticut - 0.2%

 3,000,000

 The Metropolitan District, 3.0%, 3/1/29 (f)

 $

 2,964,420

 Delaware - 0.4%

 4,975,000

 Delaware State Economic Development Authority, Exempt Facility-Indian River Power, 5.375%, 10/1/45

 $

 5,160,966

 District of Columbia - 1.9%

 40,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6/15/46 (c)

 $

 5,302,400

 10,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 10,208,500

 7,950,000

 District of Columbia, Deed Tax-Housing Production Tr Fd-Series A, 4.25%, 6/1/37 (NATL Insured)

 7,956,122

 $

 23,467,022

 Florida - 4.6%

 5,500,000

 County of Hillsborough Florida Utility Revenue, 3.0%, 8/1/37

 $

 4,880,535

 405,000

 County of Madison Florida, First Mortgage-Twin Oaks Project-Series A, 6.0%, 7/1/25 (e)

 238,764

 5,000,000

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41 (Pre-Refunded)

 5,527,250

 3,500,000

 County of Orange Florida Water Utility System Revenue, 3.0%, 10/1/32

 3,277,015

 5,645,000

 County of Orange Florida Water Utility System Revenue, 3.0%, 10/1/34

 5,132,434

 3,000,000

 Escambia County Health Facilities Authority, Baptist hospital Inc Project-A, 6.0%, 8/15/36

 3,278,430

 1,390,000

 Florida Development Finance Corp., Renaissance Charter school-A, 6.0%, 9/15/30

 1,434,911

 5,000,000

 Florida's Turnpike Enterprise, Dept Transportation-Series A, 4.0%, 7/1/30

 5,303,350

 3,400,000

 St. Johns County Industrial Development Authority, Presbyterian Retirement-Series A, 6.0%, 8/1/45

 3,906,124

 10,000,000

 State of Florida, 3.0%, 6/1/29 (f)

 10,003,000

 8,000,000

 State of Florida, 3.0%, 6/1/30 (f)

 7,888,240

 5,430,000

 State of Florida, 5.0%, 6/1/27 (f)

 6,595,767

 $

 57,465,820

 Georgia - 3.8%

 5,750,000

 Burke County Development Authority, Oglethorpe Power Corp Vogtle-E, 7.0%, 1/1/23

 $

 5,987,475

 8,000,000

 City of Atlanta Georgia, 4.5%, 12/1/29

 9,082,800

 2,040,000

 County of Fulton Georgia, 3.25%, 7/1/37

 1,995,406

 2,870,000

 County of Fulton Georgia, 3.5%, 7/1/39

 2,804,679

 4,790,000

 County of Fulton Georgia, 4.0%, 7/1/40

 5,015,609

 10,000,000

 Forsyth County Water & Sewerage Authority, 5.0%, 4/1/41

 11,329,500

 2,000,000

 2.00

 Monroe County Development Authority, GA Power Co. Plant-Scherer, Floating Rate Note, 7/1/25

 2,012,320

 5,000,000

 Municipal Electric Authority of Georgia, 5.0%, 1/1/28

 5,767,350

 2,750,000

 Private Colleges & Universities Authority, Emory University-Series A, 5.0%, 10/1/43

 3,107,252

 $

 47,102,391

 Illinois - 2.8%

 1,000,000

 Illinois Finance Authority, 4.0%, 3/1/38

 $

 1,010,450

 8,540,000

 Illinois Finance Authority, 5.0%, 2/15/33

 8,953,251

 1,000,000

 Illinois Finance Authority, 5.0%, 2/15/36

 1,040,260

 1,500,000

 Illinois Finance Authority, 5.0%, 3/1/30

 1,706,325

 1,000,000

 Illinois Finance Authority, American Water Capital Corp. Project, 5.25%, 5/1/40

 1,053,090

 5,000,000

 Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42

 5,152,800

 5,000,000

 Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39

 5,288,250

 4,000,000

 Illinois Finance Authority, Silver Cross Hospital & Medical Centers, 5.5%, 8/15/30

 4,124,440

 5,000,000

 Metropolitan Pier & Exposition Authority, McCormick Pl Convention, 7.0%, 7/1/26 (Pre-Refunded)

 6,311,300

 $

 34,640,166

 Indiana - 0.4%

 2,000,000

 Indiana Bond Bank, Special Prog-Hendricks Regional Health-A, 5.5%, 2/1/29 (MORAL OBLIG Insured)

 $

 2,145,580

 3,000,000

 Indiana University, 4.0%, 6/1/42

 3,090,570

 240,000

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 256,044

 $

 5,492,194

 Louisiana - 1.6%

 6,000,000

 Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41

 $

 6,338,820

 245,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, 5.25%, 12/1/18 (AMBAC Insured)

 248,183

 7,250,000

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 7,276,245

 500,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)

 582,560

 400,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (Pre-Refunded)

 466,048

 5,160,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 5,177,957

 $

 20,089,813

 Maine - 0.9%

 4,500,000

 Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36

 $

 4,881,150

 3,040,000

 Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41

 3,319,133

 2,745,000

 University of Maine, 5.0%, 3/1/25 (AGM Insured)

 3,259,742

 $

 11,460,025

 Maryland - 3.0%

 3,000,000

 County of Frederick Maryland, Mount St Mary University, 5.625%, 9/1/38

 $

 3,000,870

 400,000

 Maryland Economic Development Corp., 5.0%, Sr Lien-Chesapeake Bay - Series A, 12/1/16 (d)

 239,456

 900,000

 Maryland Economic Development Corp., 5.0%, Sr Lien-Chesapeake Bay - Series B, 12/1/16 (d)

 538,776

 2,000,000

 Maryland Economic Development Corp., Potomac, 6.2%, 9/1/22

 2,190,120

 6,250,000

 Maryland Health & Higher Educational Facilities Authority, Ascension Health-Series B, 5.0%, 11/15/51

 6,757,438

 6,350,000

 State of Maryland, 3.0%, 3/1/30 (f)

 6,407,214

 5,175,000

 Washington Suburban Sanitary Commission, 3.0%, 6/1/35

 4,957,132

 5,180,000

 Washington Suburban Sanitary Commission, 3.0%, 6/1/37

 4,821,699

 3,880,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43

 4,039,352

 3,735,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44

 3,886,006

 $

 36,838,063

 Massachusetts - 17.6%

 1,095,000

 City of Beverly Massachusetts, 4.0%, 10/15/27 (f)

 $

 1,221,297

 1,095,000

 City of Beverly Massachusetts, 4.0%, 10/15/28 (f)

 1,208,442

 5,075,000

 City of Cambridge Massachusetts, 3.0%, 2/15/35 (f)

 4,883,876

 2,720,000

 City of Cambridge Massachusetts, 4.0%, 2/15/25 (f)

 3,107,491

 1,375,000

 City of Cambridge Massachusetts, 4.0%, 2/15/26 (f)

 1,575,874

 6,400,000

 1.24

 Commonwealth of Massachusetts, Floating Rate Note, 11/1/25 (f)

 6,091,136

 1,300,000

 Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/29 (f)

 1,320,306

 1,300,000

 Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/31 (f)

 1,306,344

 1,300,000

 Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/33 (f)

 1,281,332

 12,175,000

 Massachusetts Bay Transportation Authority, 7/1/28 (c)

 8,579,844

 5,000,000

 Massachusetts Department of Transportation, 1/1/28 (NATL Insured) (c)

 3,735,750

 5,000,000

 Massachusetts Development Finance Agency, 4.0%, 7/15/36

 5,348,100

 1,500,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/35

 1,703,880

 4,000,000

 Massachusetts Development Finance Agency, 5.0%, Boston University-Series X, 10/1/48

 4,429,560

 10,000,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 11,160,800

 835,000

 Massachusetts Development Finance Agency, 5.5%, 11/15/36 (Pre-Refunded)

 895,446

 2,565,000

 Massachusetts Development Finance Agency, 5.5%, 11/15/36 (Pre-Refunded)

 2,750,680

 5,000,000

 Massachusetts Development Finance Agency, 5.5%, 7/1/44

 5,299,650

 655,000

 Massachusetts Development Finance Agency, Adventcare Project-Series A, 6.25%, 10/15/17

 665,513

 1,000,000

 Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/21

 1,133,780

 1,000,000

 Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/22

 1,121,850

 1,000,000

 Massachusetts Development Finance Agency, Berkshire Health System-Series G, 5.0%, 10/1/30

 1,082,510

 6,255,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 6,993,090

 500,000

 Massachusetts Development Finance Agency, Evergreen Center, Inc., 5.5%, 1/1/35

 500,300

 1,000,000

 Massachusetts Development Finance Agency, Foxborough Regional Charter School-A, 7.0%, 7/1/42

 1,088,270

 4,000,000

 Massachusetts Development Finance Agency, Lowell General Hospital-Series G, 5.0%, 7/1/44

 4,174,040

 400,000

 Massachusetts Development Finance Agency, Milford Regional Medical Center-Series F, 5.625%, 7/15/36

 440,000

 500,000

 Massachusetts Development Finance Agency, Milford Regional Medical Center-Series F, 5.75%, 7/15/43

 548,195

 2,000,000

 Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35

 2,044,600

 450,000

 Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39

 494,325

 2,700,000

 Massachusetts Development Finance Agency, Partners Healthcare Systems, 4.0%, 7/1/45

 2,703,645

 9,930,000

 Massachusetts Development Finance Agency, Partners Healthcare Systems, 5.0%, 7/1/31

 11,208,885

 1,000,000

 Massachusetts Development Finance Agency, Tufts Medical Center-Series I, 6.75%, 1/1/36

 1,135,810

 1,000,000

 Massachusetts Development Finance Agency, Tufts University, 4.0%, 8/15/38

 1,022,120

 1,000,000

 Massachusetts Development Finance Agency, UMass Memorial-Series H, 5.125%, 7/1/26

 1,099,680

 6,185,000

 Massachusetts Development Finance Agency, WGBH Educational Foundation -Series A, 5.75%, 1/1/42 (AMBAC Insured)

 8,100,680

 1,680,000

 Massachusetts Development Finance Agency, Wheelock College-Series C, 5.25%, 10/1/29

 1,704,108

 3,320,000

 Massachusetts Development Finance Agency, Wheelock College-Series C, 5.25%, 10/1/37

 3,363,857

 1,585,000

 Massachusetts Development Finance Agency, Whitehead Inst Biomedical Research, 5.0%, 6/1/25

 1,787,119

 4,200,000

 Massachusetts Development Finance Agency, Williams College-Series P, 5.0%, 7/1/43

 4,754,568

 2,500,000

 Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49

 2,518,575

 1,250,000

 Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50

 1,361,050

 3,220,000

 Massachusetts Health & Educational Facilities Authority, Boston Medical Center, 5.25%, 7/1/38

 3,388,277

 395,000

 Massachusetts Health & Educational Facilities Authority, Boston Medical Center, 5.25%, 7/1/38 (Pre-Refunded)

 415,643

 2,335,000

 Massachusetts Health & Educational Facilities Authority, Mass Eye & Ear Infirmary - Series C, 5.375%, 7/1/35

 2,486,752

 16,950,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 22,104,487

 1,000,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series O, 5.5%, 7/1/36 (Pre-Refunded)

 1,056,650

 2,000,000

 Massachusetts Health & Educational Facilities Authority, Northeastern University-Series T-2, 4.125%, 10/1/37

 2,046,460

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,132,260

 3,000,000

 Massachusetts Port Authority, 5.0%, 7/1/33

 3,423,870

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,129,620

 7,000,000

 Massachusetts School Building Authority, 5.0%, 8/15/29

 8,061,830

 3,975,000

 Massachusetts State College Building Authority, 5.0%, 5/1/28 (ST INTERCEPT Insured)

 4,579,756

 2,420,000

 Massachusetts Water Resources Authority, 5.25%, 8/1/36 (AGM Insured)

 3,034,704

 5,000,000

 Town of Braintree Massachusetts, 5.0%, 5/15/25 (f)

 6,066,300

 2,000,000

 Town of Chatham Massachusetts, 3.5%, 6/15/37 (f)

 2,015,500

 1,875,000

 Town of Lexington Massachusetts, 4.0%, 2/15/21 (f)

 2,063,512

 1,305,000

 Town of Nantucket Massachusetts, 2.0%, 12/15/27 (f)

 1,212,789

 1,955,000

 Town of Norwood Massachusetts, 2.125%, 7/15/30 (f)

 1,721,925

 1,535,000

 Town of Plymouth Massachusetts, 3.375%, 5/1/32 (f)

 1,548,508

 1,265,000

 Town of Plymouth Massachusetts, 3.5%, 5/1/35 (f)

 1,267,277

 1,590,000

 Town of Reading Massachusetts, 3.0%, 4/15/20 (f)

 1,671,933

 1,385,000

 Town of Reading Massachusetts, 3.0%, 4/15/22  (f)

 1,474,554

 1,625,000

 Town of Reading Massachusetts, 3.0%, 4/15/23 (f)

 1,745,055

 1,000,000

 Town of Wellesley Massachusetts, 4.0%, 6/1/41 (f)

 1,037,370

 4,000,000

 Town of Wellesley Massachusetts, 4.0%, 6/1/45 (f)

 4,137,960

 4,500,000

 Town of Wilmington Massachusetts, 4.0%, 3/15/37 (f)

 4,632,480

 2,500,000

 University of Massachusetts Building Authority, 5.0%, 11/1/39

 2,832,575

 4,160,000

 Woods Hole Marthas Vineyard & Nantucket Steamship Authority, 4.0%, 3/1/28 (ST GTD Insured)

 4,577,373

 $

 217,811,798

 Michigan - 0.3%

 3,050,000

 Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37

 $

 3,049,664

 Minnesota - 1.0%

 3,000,000

 City of Rochester Minnesota, 5.0%, 11/15/29

 $

 3,675,690

 2,400,000

 City of Rochester Minnesota, 5.0%, 11/15/36

 2,950,392

 600,000

 University of Minnesota, 4.0%, 1/1/20

 644,964

 1,000,000

 University of Minnesota, 4.0%, 1/1/29

 1,084,190

 860,000

 University of Minnesota, 4.0%, 1/1/30

 925,240

 2,875,000

 University of Minnesota, 5.0%, 4/1/33

 3,362,658

 $

 12,643,134

 Mississippi - 1.3%

 3,200,000

 0.88

 County of Jackson Mississippi, Floating Rate Note, 6/1/23

 $

 3,200,000

 2,750,000

 County of Warren Mississippi, International Paper Co-Series A, 5.8%, 5/1/34

 3,044,388

 5,700,000

 0.88

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 5,700,000

 4,595,000

 0.88

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 4,595,000

 $

 16,539,388

 Missouri - 1.3%

 2,500,000

 Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35

 $

 2,761,250

 4,000,000

 Health & Educational Facilities Authority of the State of Missouri, Mercy Health-Series F, 4.0%, 11/15/45

 4,012,920

 2,000,000

 Missouri Development Finance Board, City of Independence - Annual Appropriation Sewer System, 5.25%, 11/1/42

 2,175,940

 75,000

 Missouri State Environmental Improvement & Energy Resources Authority, Unrefunded Bal-St Revolving, 5.125%, 1/1/20

 75,261

 5,500,000

 University of Missouri, 5.0%, 11/1/25

 6,585,590

 $

 15,610,961

 New Hampshire - 0.9%

 1,155,000

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/32

 $

 1,172,383

 860,000

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/37

 872,513

 7,850,000

 New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41

 8,864,770

 $

 10,909,666

 New Jersey - 1.6%

 5,000,000

 New Jersey Educational Facilities Authority, 5.0%, 7/1/27

 $

 6,135,350

 3,000,000

 New Jersey Educational Facilities Authority, Princeton University-Series B, 5.0%, 7/1/39

 3,351,240

 5,115,000

 New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Oblig Grp-Series A, 5.25%, 7/1/30

 5,172,186

 2,000,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41 (ST APPROP Insured)

 2,057,180

 1,640,000

 Township of Plainsboro New Jersey, 2.0%, 8/1/24 (f)

 1,620,074

 1,850,000

 Township of Plainsboro New Jersey, 2.0%, 8/1/25 (f)

 1,797,368

 $

 20,133,398

 New York - 3.0%

 2,500,000

 Albany Industrial Development Agency, St Peters Hospital Project-Series A, 5.25%, 11/15/32

 $

 2,568,800

 3,700,000

 New York Counties Tobacco Trust V, 6/1/38 (c)

 1,042,031

 3,250,000

 New York State Dormitory Authority, 5.0%, 10/1/45

 4,243,980

 5,000,000

 New York State Dormitory Authority, 5.0%, 10/1/46

 6,549,700

 5,015,000

 New York State Dormitory Authority, 5.0%, 3/15/31

 5,796,889

 5,030,000

 New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41

 5,619,164

 5,515,000

 New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)

 6,264,102

 1,500,000

 Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94

 1,805,565

 2,925,000

 White Plains City School District, 2.0%, 5/15/28 (ST AID WITHHLDG Insured) (f)

 2,567,770

 $

 36,458,001

 North Carolina - 2.7%

 3,000,000

 City of Charlotte North Carolina Storm Water Revenue, 4.0%, 12/1/43

 $

 3,141,120

 4,800,000

 City of Fayetteville North Carolina Public Works Commission Revenue, 3.0%, 3/1/33

 4,554,048

 2,000,000

 City of Raleigh North Carolina, 5.0%, 9/1/20 (f)

 2,248,840

 6,565,000

 City of Raleigh North Carolina, 5.0%, 9/1/28 (f)

 8,267,961

 5,400,000

 North Carolina Municipal Power Agency No 1, 5.0%, 1/1/28

 6,375,780

 2,500,000

 State of North Carolina, 5.0%, 6/1/27 (f)

 3,062,100

 5,000,000

 State of North Carolina, 5.0%, 6/1/28 (f)

 6,084,500

 $

 33,734,349

 North Dakota - 0.4%

 5,000,000

 County of McLean North Dakota, Great River Energy-Series B, 5.15%, 7/1/40

 $

 5,229,150

 Ohio - 3.7%

 10,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 9,445,000

 9,000,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 8,962,380

 1,500,000

 County of Cuyahoga Ohio, Eliza Jennings Sr Care-Series A, 6.0%, 5/15/37

 1,501,710

 1,500,000

 County of Cuyahoga Ohio, Eliza Jennings Sr Care-Series A, 6.0%, 5/15/42

 1,501,575

 800,000

 County of Lake Ohio, 6.0%, 8/15/43

 840,848

 4,200,000

 County of Lake Ohio, 6.0%, 8/15/43 (Pre-Refunded)

 4,481,568

 10,000,000

 JobsOhio Beverage System, 5.0%, 1/1/38

 11,032,000

 2,000,000

 4.25

 Ohio Air Quality Development Authority, Floating Rate Note, 8/1/29

 1,833,480

 5,000,000

 State of Ohio, Common Schools, Series B, 5.0%, 6/15/29 (f)

 5,753,000

 $

 45,351,561

 Oklahoma - 0.3%

 3,735,000

 McGee Creek Authority, 6.0%, 1/1/23 (NATL Insured)

 $

 4,136,512

 Oregon - 0.9%

 3,000,000

 Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32 (SCH BD GTY Insured) (f)

 $

 2,984,700

 2,000,000

 Multnomah County School District No 40, 6/15/30 (SCH BD GTY Insured) (c)

 1,274,880

 2,000,000

 Multnomah County School District No 40, 6/15/31 (SCH BD GTY Insured) (c)

 1,219,540

 1,715,000

 Multnomah County School District No 40, 6/15/32 (SCH BD GTY Insured) (c)

 996,586

 1,500,000

 Oregon Health & Science University, 5.0%, 7/1/28

 1,786,095

 2,000,000

 Oregon Health & Science University, 5.0%, 7/1/42

 2,267,480

 $

 10,529,281

 Pennsylvania - 3.5%

 1,450,000

 4.25

 Beaver County Industrial Development Authority, Floating Rate Note, 10/1/47

 $

 1,331,042

 4,095,000

 Dauphin County General Authority, 5.0%, 6/1/42

 4,402,862

 3,725,000

 Delaware County Industrial Development Authority Pennsylvania, 5.125%, 6/1/46

 3,347,546

 8,430,000

 0.87

 Geisinger Authority, Floating Rate Note, 8/1/22

 8,430,000

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43

 1,146,310

 11,500,000

 1.32

 Pennsylvania Higher Educational Facilities Authority, Foundation Indiana University PA-Series A, Floating Rate Note, 7/1/39 (XLCA Insured)

 8,914,800

 4,750,000

 Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39

 5,228,468

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, University Pptys., Inc., East Stroudsburg, 5.0%, 7/1/42

 1,031,060

 3,435,000

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41

 3,709,766

 3,000,000

 Philadelphia Authority for Industrial Development, 4.0%, 9/1/42

 2,990,430

 2,500,000

 Philadelphia Authority for Industrial Development, Children's Hospital Philadelphia Project Series A, 5.0%, 7/1/42

 2,842,700

 $

 43,374,984

 Puerto Rico - 0.4%

 7,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (d) (f)

 $

 4,348,750

 Rhode Island - 0.8%

 100,000,000

 Tobacco Settlement Financing Corp. Rhode Island, 6/1/52 (c)

 $

 9,936,000

 South Carolina - 1.4%

 1,000,000

 SCAGO Educational Facilities Corp for Pickens School District, 3.25%, 12/1/28

 $

 990,470

 8,265,000

 South Carolina State Public Service Authority, Santee Cooper-Series D, 5.0%, 12/1/43

 8,627,255

 7,675,000

 South Carolina Transportation Infrastructure Bank, 3.0%, 10/1/33

 7,007,045

 500,000

 State of South Carolina, 5.0%, 4/1/20 (f)

 555,745

 $

 17,180,515

 South Dakota - 0.0%+

 65,000

 South Dakota Conservancy District, St Revolving Fd-Series A, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,263

 Texas - 10.9%

 7,100,000

 Central Texas Regional Mobility Authority, 1/1/25 (c)

 $

 5,315,557

 3,550,000

 Central Texas Regional Mobility Authority, 1/1/26 (c)

 2,549,362

 3,000,000

 Central Texas Regional Mobility Authority, 1/1/27 (c)

 2,054,670

 2,500,000

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41 (Pre-Refunded)

 2,973,750

 5,000,000

 City of Pearland Texas, 4.0%, 3/1/29 (f)

 5,344,750

 11,900,000

 Dallas Area Rapid Transit, 5.0%, 12/1/33

 13,597,535

 8,285,000

 Dallas Area Rapid Transit, 5.25%, 12/1/29 (AMBAC Insured)

 10,203,309

 5,080,000

 Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured) (f)

 5,029,454

 5,000,000

 Grapevine-Colleyville Independent School District, 5.0%, 8/15/27 (PSF-GTD Insured) (f)

 5,966,550

 1,000,000

 Harris County Cultural Education Facilities Finance Corp., YMCA Gtr Houston Area-Series, 5.0%, 6/1/28

 1,087,660

 500,000

 Harris County Cultural Education Facilities Finance Corp., YMCA Gtr Houston Area-Series, 5.0%, 6/1/33

 531,270

 6,940,000

 0.96

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 6,940,000

 5,905,000

 0.96

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 5,905,000

 2,750,000

 Houston Higher Education Finance Corp., Rice University Project-Series A, 5.0%, 5/15/35

 3,030,362

 5,725,000

 0.85

 Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38

 5,725,000

 5,000,000

 Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured) (f)

 5,109,600

 2,000,000

 New Hope Cultural Education Facilities Finance Corp., 4.75%, 7/1/51

 2,028,280

 4,000,000

 North Texas Tollway Authority, 5.0%, 1/1/30

 4,603,080

 5,000,000

 North Texas Tollway Authority, 5.0%, 1/1/35

 5,566,000

 2,000,000

 North Texas Tollway Authority, 5.0%, 1/1/38

 2,176,700

 7,525,000

 State of Texas, 5.0%, 4/1/29 (f)

 8,749,920

 4,000,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 4,262,920

 10,410,000

 Texas Private Activity Bond Surface Transportation Corp., Sr Lien-LBJ Infrastructure, 7.0%, 6/30/40

 11,795,675

 2,755,000

 Texas State Public Finance Authority Charter School Finance Corp., Ed-Cosmos Foundation Inc-Series A, 6.2%, 2/15/40

 3,122,848

 4,500,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/23

 5,309,280

 5,000,000

 The University of Texas System, 5.0%, 8/15/24

 6,002,600

 $

 134,981,132

 Utah - 1.1%

 1,000,000

 Salt Lake City Corp Airport Revenue, 5.0%, 7/1/34

 $

 1,153,360

 410,000

 Utah State Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20

 431,103

 7,000,000

 Utah Transit Authority, 3.0%, 12/15/29

 6,821,010

 4,835,000

 Utah Transit Authority, 5.0%, 6/15/31

 5,605,941

 $

 14,011,414

 Vermont - 0.4%

 4,285,000

 University of Vermont & State Agricultural College, 4.0%, 10/1/32

 $

 4,485,152

 Virginia - 6.6%

 1,170,000

 City of Manassas Virginia, 2.0%, 7/1/31 (ST AID WITHHLDG Insured) (f)

 $

 999,133

 10,000,000

 County of Fairfax Virginia, 4.0%, 10/1/33 (f)

 10,759,900

 10,450,000

 County of Fairfax Virginia, 4.0%, 10/1/34 (ST AID WITHHLDG Insured) (f)

 11,118,278

 18,490,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 16,997,487

 12,000,000

 University of Virginia, 4.0%, 4/1/45

 12,526,320

 4,000,000

 University of Virginia, 5.0%, 6/1/37

 4,570,520

 5,000,000

 University of Virginia, 5.0%, 6/1/43

 5,685,600

 5,000,000

 Upper Occoquan Sewage Authority, 4.0%, 7/1/41

 5,225,050

 5,000,000

 Virginia Public School Authority, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)

 5,610,550

 7,500,000

 Washington County Industrial Development Authority Virginia, Mountain States Health Alliance-Series C, 7.75%, 7/1/38

 8,122,500

 $

 81,615,338

 Washington - 6.4%

 10,000,000

 FYI Properties, Washington St District Project, 5.5%, 6/1/39

 $

 10,781,100

 10,000,000

 King County Housing Authority, Birch Creek Apts Project, 5.5%, 5/1/38 (CNTY GTD Insured)

 10,517,700

 3,000,000

 King County Public Hospital District No. 1, 5.25%, 12/1/37 (f)

 3,149,460

 5,000,000

 King County School District No 411 Issaquah, 4.0%, 12/1/31 (SCH BD GTY Insured) (f)

 5,368,900

 3,000,000

 King County School District No 411 Issaquah, 4.5%, 12/1/30 (SCH BD GTY Insured) (f)

 3,324,870

 1,500,000

 Public Utility District No. 1 of Franklin County, 5.0%, 9/1/38

 1,644,525

 10,390,000

 State of Washington, 5.0%, 7/1/30 (f)

 12,034,841

 5,000,000

 State of Washington, 5.0%, 8/1/30 (f)

 5,902,300

 5,000,000

 State of Washington, 5.0%, 8/1/36 (f)

 5,658,950

 6,685,000

 University of Washington, 5.0%, 6/1/28

 7,888,099

 5,600,000

 University of Washington, 5.0%, 6/1/37 (Pre-Refunded) (AMBAC Insured)

 5,639,984

 5,000,000

 Washington Health Care Facilities Authority, Providence Health - Series C, 5.25%, 10/1/33 (AGM Insured)

 5,277,850

 2,400,000

 Washington Health Care Facilities Authority, VA Mason Medical-Series A, 6.125%, 8/15/37

 2,436,072

 $

 79,624,651

 TOTAL MUNICIPAL BONDS

 (Cost $1,196,027,667)

 $

 1,223,330,316

 Shares

 CLAIM - 0.1%

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 200

 CMS Liquidating Trust *

 $

 545,000

 TOTAL CLAIM

 (Cost $640,000)

 $

 545,000

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 (Cost $1,196,667,667) (a)

 $

 1,223,875,316

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 13,734,398

 TOTAL NET ASSETS - 100.0%

 $

 1,237,609,714

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (Pre-Refunded)

Pre-Refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,102,740,266 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

        43,651,574

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

       (16,443,925)

 Net unrealized appreciation

 $

        27,207,649

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is in default.

 (e)

 Consists of Revenue Bonds unless otherwise indicated.

 (f)

 Represents a General Obligation Bond.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
1,223,330,316

$
-

$
1,223,330,316

 Claim

-

545,000

-

545,000

 Total

$
-

$
1,223,875,316

$
-

$
1,223,875,316

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 26, 2017 * Print the name and title of each signing officer under his or her signature.